Income Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Schedule of Income Taxes

The components of loss before income taxes were comprised of the following:

	December 31, 2023	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(5,434,925)	(4,321,476)	(2,335,451)	(1,675,018)
Malaysia	(81,299)	(40,798)	(31,392)	(24,606)
Loss before income taxes provision	(5,516,224)	(4,362,274)	(2,366,843)	(1,699,624)

Schedule of Provision for Income Taxes

The provision for income taxes consisted of the following:

	December 31, 2023	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	SGD	USD
Deferred tax assets:
Singapore	924,114	734,651	397,027	284,753
Malaysia	13,644	6,936	5,337	4,183

Less: valuation allowance
Singapore	(924,114)	(734,651)	(397,027)	(284,753)
Malaysia	(13,644)	(6,936)	(5,337)	(4,183)
Deferred tax assets	-	-	-	-